Document and Entity Information	Oct. 16, 2019
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001339947
Document Type	8-K
Document Period End Date	Oct. 16, 2019
Entity Registrant Name	VIACOM INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-32686
Entity Tax Identification Number	20-3515052
Entity Address, Address Line One	1515 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(212)
Local Phone Number	258-6000
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.001 per share
Trading Symbol	VIA
Security Exchange Name	NASDAQ
Common Class B [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class B common stock, par value $0.001 per share
Trading Symbol	VIAB
Security Exchange Name	NASDAQ